RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease monthly payment			$ 14,377	$ 14,377
Cash Compensation received				75,218
Debt instrument, Maturity date	Dec. 31, 2023	Jan. 31, 2023
Interest rate	6.00%	6.00%
Promissory note, principal amount	$ 745,438	$ 439,990		926,768
Dmitriy Nikitin
Cash Compensation received				12,749
ICT Promissory Note 2 [Member]
Debt instrument, Maturity date	Dec. 31, 2023
Interest rate	6.00%
Promissory note, principal amount	$ 745,438			$ 689,926
Ict Investments [Member]
Exhanges shares of common stock				26,609,186	2,616,316
Exhanges shares of common stock, value				$ 4,520,018
Sales demonstration equipment value					$ 495,150
ICT Promissory Note 1 [Member]
Cash Compensation received				75,218
Debt instrument, Maturity date		Jan. 31, 2023
Interest rate		6.00%
Promissory note, principal amount		$ 439,990		$ 181,330
President
Shares received upon reassignment				555,555
Arnold Bykov
Shares received upon reassignment				277,777
Tatiana Nikitina
Shares received upon reassignment				200,000